INVENTORIES (Tables)	12 Months Ended
Aug. 31, 2021
Inventories [Abstract]
Disclosure of detailed information about inventories
The Company’s inventories are comprised of the following balances as of August 31, 2021 and August 31, 2020:

	AUGUST 31, 2021
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,387	$1,303	$2,690
Dry cannabis
Available for packaging	9,736	5,303	15,039
Packaged inventory	3,922	1,749	5,671
Flower and trim available for extraction	456	329	785
Concentrated extract	3,009	733	3,742
Formulated extracts
Available for packaging	462	161	623
Packaged inventory	2,028	95	2,123
Packaging and supplies	6,023	—	6,023
	$27,023	$9,673	$36,696

	AUGUST 31, 2020
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$2,036	$1,841	$3,877
Dry cannabis
Available for packaging	13,124	7,808	20,932
Packaged inventory	3,707	1,956	5,663
Flower and trim available for extraction	849	1,062	1,911
Concentrated extract	13,252	6,130	19,382
Formulated extracts
Available for packaging	1,097	384	1,481
Packaged inventory	1,045	226	1,271
Packaging and supplies	11,848	—	11,848
	$46,958	$19,407	$66,365

Flower and trim available for extraction are converted into concentrated extract, which can then be used for oil formulation (combining with a carrier oil) or other products such as edibles, and beverage and vaporizable products.